CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	$ 1,000,786	$ 730,568
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expense	398,649	482,855
Amortization of operating lease right-of-use assets	45,751	25,248
Amortization of intangible assets and land use right	62,162	61,451
Changes in bad debt allowances	(1,763)	(39,992)
Deferred income taxes	(28,399)	5,999
Deferred revenue	(56,442)	(54,860)
Changes in operating assets and liabilities:
Accounts receivable	1,468,113	1,203,747
Inventory	280,890	908,563
Advances to suppliers	2,597,230	(873,802)
Prepaid expenses and other current assets	(19,838)	10,243
Accounts payable	677,448	(2,862,070)
Operating lease liabilities	(317,726)	(54,724)
Taxes payable	198,624	40,827
Accrued expenses and other current liabilities	(99,560)	(2,949)
Net cash provided by (used in) operating activities	6,205,925	(418,896)
Cash flows from investing activities:
Other receivables - loan to third parties	(42,795)
Prepayment for purchase of property, plant and equipment	(3,676,736)	(5,305,322)
Purchase of property, plant and equipment	(58,663)	(171,079)
Purchase of term deposits		(3,050,000)
Proceeds from term deposits	3,140,013
Net cash used in investing activities	(638,181)	(8,526,401)
Cash flows from financing activities:
Proceeds from the Initial Public Offering		23,000,000
Direct costs disbursed from Initial Public Offering proceeds		(2,377,450)
Repayment of related parties loans	(1,384,388)	(340,019)
Repayment of long-term bank loan	(134,076)
Repayment of short-term bank loans		(912,548)
Proceeds from short-term bank loans	785,003	457,800
Proceeds from long-term bank loan		412,673
Net cash (used in) provided by financing activities	(733,461)	20,240,456
Effect of exchange rate changes on cash	9,526	97,585
Net increase in cash	4,843,809	11,392,744
Cash, beginning of period	190,758	1,570,035
Cash, end of period	5,034,567	12,962,779
Supplemental disclosure information:
Cash paid for income tax	74,144	130,201
Cash paid for interest	46,662	49,466
Supplemental non-cash activities:
Accrued deferred offering costs		385,193
Deferred offering costs funded by a related party through related party loans		102,153
Right of use assets obtained in exchange for operating lease obligations	$ 400,196
Deemed dividend on conversion of Preferred Shares to Ordinary Shares		$ 975,000